RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2021
RELATED PARTIES
Summary of relationships of related parties
Relationships
Members of key management	Roger James Hamilton
Dennis Owen Du Bois
Sandra Lee Morrell
Vilma Lisa Bovio
Jeremy Justin Harris
MI Senne
Suraj Naik